UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

Engine No. 1 ETF Trust

On behalf of the following series:

Engine No. 1 Transform 500 ETF (Ticker: VOTE)

(Exact name of registrant as specified in charter)

710 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices) (Zip Code)

Jennifer Grancio Fund Management at Engine No. 1 LLC 710 Sansome Street San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (628) 251-1222

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ENGINE NO.1 | TRANSFORM ETFs

Engine No. 1 ETF Trust

Annual Report

October 31, 2021

Engine No. 1 Transform 500 ETF
(VOTE)

Engine No. 1 ETF Trust Annual Report Engine No. 1 LLP | 710 Sansome Street San Francisco CA 94111 | etf@engine1.com | etf.engine1.com October 31, 2021 Engine No. 1 Transform 500 ETF (VOTE)

This report should be read in conjunction with the Trust's prospectus.

The views expressed in the Shareholder Letter are those of Fund Management at Engine No. 1 LLC ("Engine No. 1,") as of October 31, 2021. Management's Discussion of Fund Performance presents information about the Fund's holdings that is believed to be accurate, and the views of the Fund's portfolio manager, as of October 31, 2021. The Shareholder Letter and Management's Discussion of Fund Performance may not necessarily reflect the views or holdings on the date this Annual Report is first published or anytime thereafter. The information in the Shareholder Letter and Management's Discussion of Fund Performance may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Certain information was obtained from sources that Engine No. 1, believes to be reliable; however, Engine No. 1, does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit etf.engine1.com for the most current list of portfolio holdings.

The Engine No. 1 Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the period performance of the Morningstar® US Large Cap Select IndexSM (the "Underlying Index"), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of October 31, 2021, the Underlying Index is represented by securities of companies in sectors including, but not limited to, consumer, energy, financial services, healthcare, technology, and utilities. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. As of October 31, 2021, the Underlying Index is not concentrated in an industry or group of industries.

Shareholder Letter (Unaudited)

Dear Shareholder,

At Engine No. 1, we believe that a company's performance depends on the investments it makes in its employees, customers, communities, and the environment. Our research shows that taking environmental, social, and governance (ESG) data into account when you lead or invest in a company drives economic value.1

Many sustainable funds currently available to investors focus on changing investors' exposure to companies through negative screens and divestment. But we think divestment is disengagement—it doesn't incentivize companies or markets to change. Engine No. 1 takes a different but common-sense approach. We work with companies and make it possible for every shareholder to act and vote for changes that strive to both make money and have impact. We do not believe there is a trade-off between investing for the long term and holding companies accountable.

Americans are increasingly demanding corporate action on issues like sustainability, workers' rights, and racial justice, and yet for years the average S&P 500 fund voted against a vast majority of ESG shareholder proposals.2 In 2021 there were more than 400 shareholder proposals on ESG issues in the Russell 30003—an increase of 27% over 2020—but barely one in 10 individual investors voted on them,4 and nearly four out of five proposals failed to receive majority support.

We believe that we can harness the power of investors to transform the economy and increase long-term value. By activating the power of shareholder voting, we can effect change that is accessible, impactful, and transparent:

■  Accessible. We give every stock owner the opportunity to vote on values.

■  Impactful. We leverage tens of thousands of shareholders.

■  Transparent. We share our voting record and push other funds to do the same so that investors can see where their money is truly making a difference.

Our Engine No. 1 Transform 500 ETF (ticker: VOTE) offers investors an exchange-traded fund (ETF) that provides broad market exposure to the 500 largest US public companies5 at a low cost, with the opportunity for active ownership.

We have been thrilled with investors' reception of our strategy since it launched this past June. As of the Fund's fiscal year end, October 31, 2021, assets have grown to more than $235 million. The Fund has been added to custodial, broker-dealer, and fintech platforms and models and is being used by registered investment advisers, multifamily offices, and retail investors.

As shareholder voting undergoes a revolution, Engine No. 1 aims to be a catalyst for change. Our campaign at ExxonMobil resulted in investors' having a voice and electing three independent directors to the board who have the necessary expertise and experience to help guide the transformation of Exxon over the next decade as the energy sector evolves. At General Motors we have had very constructive and collaborative two-way conversations as we support their efforts to transform the auto industry and lower Scope 3 emissions while driving long-term value for both stakeholders and shareholders.

Our goal with VOTE is to bring investors with us on the journey to hold leadership accountable for the key themes we stand behind. In 2021 that included strengthening our workforce, increasing transparency on corporate lobbying, and restoring the climate. The 500 largest companies in the United States employ millions of workers, sell trillions of dollars' worth of products and services, and drive societal and environmental impact every day. We believe that if we can transform these companies, we can help transform the entire economy.

On the following pages, you will find information related to your Engine No. 1 Transform 500 ETF investment. If you have any questions, please contact your financial advisor or Engine No. 1 directly. Additional information, including portfolio holdings and voting updates, is available on the Engine No. 1 ETF website: etf.engine1.com.

Thank you for joining us and taking your seat at the table. Our work has only just begun.

Sincerely,

Jennifer Grancio

Jennifer Grancio
Chief Executive Officer
Engine No. 1

Shareholder Letter (concluded) (Unaudited)

1 Engine No. 1 and Witold Henisz, "A New Way of Seeing Value: Introducing the Engine No. 1 Total Value Framework," 2021, https://engine1.com/files/Engine_No._1_Total_Value_Framework.pdf.

2 S&P 500 ETFs' five-year average is based on a simple average of the most recent Morningstar historical analysis showing support for all ESG proposals 2015–2019 (n = 1,000+ proposals) for BlackRock (3%), Vanguard (4%), and State Street (25%). Data from: https://www.morningstar.com/lp/proxy-voting-esg.

3 Shareholder proposal developments during the 2021 proxy season, Gibson Dunn. Gibson Dunn: Shareholder Proposal Developments During the 2021 Proxy Season.

4 https://www.lebow.drexel.edu/sites/default/files/event/1579898324-brav-cain-zytnicretail-shareholder-participation-proxy-process-monitoring-engagement-and-voting.pdf.

5 VOTE tracks the Morningstar® US Large Cap Select IndexSM capturing more than 80% of the US equity market. The Morningstar US Large Cap Select Index is a market-cap-weighted index of the 500 largest US companies.

Morningstar® and the Morningstar® US Cap Select IndexSM are trademarks or services marks of Morningstar, Inc. and have been licensed for use for certain purposes by Fund Management at Engine No. 1 LLC. The Engine No. 1 Transform 500 ETF is not sponsored, endorsed, sold or promoted by the Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Engine No. 1 Transform 500 ETF or any member of the public regarding the advisability of investing in exchange-traded funds generally or in the Morningstar® US Cap Select IndexSM in particular or the ability of the Morningstar® US Cap Select IndexSM to track general ETF market performance.

THE MORNINGSTAR ENTITIES EXPRESSLY DISCLAIM ANY WARRANTY AROUND THE ACCURACY, COMPLETENESS AND/OR TIMELINESS OF THE Morningstar® US Cap Select IndexSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not net asset value), may trade at a discount or premium to NAV, and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Key risks: The Fund is not actively managed, and the investment adviser, Fund Management at Engine No. 1 LLC, generally does not attempt to take defensive positions under any market conditions, including declining markets. The Fund may be subject to tracking error, which is the divergence of the Fund's performance from that of the underlying index. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. The Fund can have exposure to derivative instruments. Please see the prospectus for a full list of Fund risks.

When the Fund engages in activism, such activities may not be successful; or, even if successful, the Fund's investment may lose value. Additionally, engaging in activism may cause the Fund to incur additional expenses that a similar index fund may not experience. In addition, while Engine No. 1 may seek an active ownership approach, applicable regulatory restrictions may limit the nature and the extent of engagement in certain circumstances. Nonetheless, Engine No. 1 intends to seek opportunities where possible to employ its active ownership beliefs while being mindful of such regulatory limits. The outbreak of an infectious respiratory illness, COVID-19, has resulted in significant economic impacts. Other infectious illness outbreaks in the future may result in similar impacts. Diversification does not ensure a profit or protect against a loss in a declining market. It is not possible to invest in an index.

Distributed by Foreside Financial Services, LLC.

Management's Discussion of Fund Performance (Unaudited)

Investment Results: Engine No. 1 Transform 500 ETF (VOTE)

The Fund seeks to track the performance (before fees and expenses) of the Morningstar® US Large Cap Select IndexSM (the "Benchmark"). The Benchmark is designed to provide exposure to a select list of the largest companies, as measured by free-float market capitalization in the United States.

From June 22, 2021, through October 31, 2021 (the "Reporting Period"), the Fund's market value return was 8.86% and its net asset value ("NAV") return was 8.87%. The Benchmark returned 8.90% during the same Reporting Period. The Fund's market value per share as of the market close of the last trading day of the Reporting Period was $54.49.

The Fund posted positive performance in four of the five months during the Reporting Period, with returns ranging from -4.76% to 7.03%. The best performing months for the Fund were October 2021 and August 2021, finishing up 7.03% and 2.99%, respectively. The worst performing months for the Fund were June 2021 and September 2021, finishing up 1.29% and down -4.76%, respectively.

All eleven sectors represented in the Fund delivered positive returns during the Reporting Period. Technology, Financial Services, Healthcare, Consumer Cyclical and Communication Services were among the strongest performing sectors. Conversely, Utilities, Basic Materials, Energy and Real Estate generally underperformed the market during the Reporting Period.

Cumulative Total Returns as of 10/31/21

Since Inception*
Engine No. 1 Transform 500 ETF (VOTE)
Net Asset Value	8.87%
Market Value	8.86%
Morningstar US Large Cap Select Index	8.90%

Growth of an Assumed $10,000 Investment Since Inception* Through 10/31/21 (At Net Asset Value)

*  VOTE's inception date is 6/22/21.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit etf.engine1.com.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

Management's Discussion of Fund Performance (concluded) (Unaudited)

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund's total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange ("NYSE") is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Cboe BZX Exchange, Inc. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

Shareholder Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested beginning on the date of Fund's commencement of investment operations and held for the entire period (June 22, 2021 through October 31, 2021).

Actual Expenses

The first line for the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/22/2021*	Ending Account Value 10/31/2021	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
Engine No. 1 Transform 500 ETF
Actual	$1,000.00	$1,088.70	0.05%	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,017.77	0.05%	$0.18

*  The Fund commenced investment operations on June 22, 2021.

(a)  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 131/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments) October 31, 2021 (Unaudited)

Engine No. 1 Transform 500 ETF (VOTE)

†  Represents less than 0.05%.

Schedule of Investments Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.3%
Boeing Co.*	3,195	$661,461
General Dynamics Corp.	1,339	271,482
HEICO Corp.	239	33,314
HEICO Corp., Class A	432	54,294
L3Harris Technologies, Inc.	1,153	265,813
Lockheed Martin Corp.	1,437	477,544
Northrop Grumman Corp.	870	310,781
Raytheon Technologies Corp.	8,829	784,545
TransDigm Group, Inc.*	301	187,770
		3,047,004
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	996	122,767
FedEx Corp.	1,435	337,986
United Parcel Service, Inc.,
Class B	4,231	903,191
		1,363,944
Airlines - 0.2%
Delta Air Lines, Inc.*	3,699	144,742
Southwest Airlines Co.*	3,431	162,218
United Airlines Holdings, Inc.*	1,882	86,835
		393,795
Auto Components - 0.1%
Aptiv plc*	1,561	269,881
Automobiles - 2.6%
Ford Motor Co.*	22,721	388,075
General Motors Co.*	8,410	457,756
Tesla, Inc.*	4,704	5,240,256
		6,086,087
Banks - 4.1%
Bank of America Corp.	42,899	2,049,714
Citigroup, Inc.	11,729	811,178
Citizens Financial Group, Inc.	2,455	116,318
Fifth Third Bancorp	4,013	174,686
First Republic Bank	1,027	222,171
Huntington Bancshares, Inc.	8,561	134,750
JPMorgan Chase & Co.	17,338	2,945,553
KeyCorp	5,546	129,055
M&T Bank Corp.	732	107,692
PNC Financial Services Group, Inc. (The)	2,450	517,024
Regions Financial Corp.	5,537	131,116
SVB Financial Group*	351	251,807
Truist Financial Corp.	7,734	490,877
Investments	Shares	Value
US Bancorp	7,807	$471,309
Wells Fargo & Co.	23,778	1,216,482
		9,769,732
Beverages - 1.4%
Brown-Forman Corp., Class B	1,061	72,031
Coca-Cola Co.	22,493	1,267,930
Constellation Brands, Inc., Class A	988	214,208
Keurig Dr Pepper, Inc.	4,274	154,249
Monster Beverage Corp.*	2,172	184,620
PepsiCo, Inc.	8,002	1,293,124
		3,186,162
Biotechnology - 1.9%
AbbVie, Inc.	10,249	1,175,254
Alnylam Pharmaceuticals, Inc.*	681	108,660
Amgen, Inc.	3,284	679,689
Biogen, Inc.*	863	230,145
BioMarin Pharmaceutical, Inc.*	1,064	84,301
Exact Sciences Corp.*	1,006	95,791
Gilead Sciences, Inc.	7,271	471,742
Horizon Therapeutics plc*	1,306	156,602
Incyte Corp.*	1,086	72,740
Moderna, Inc.*	2,032	701,467
Regeneron Pharmaceuticals, Inc.*	615	393,563
Seagen, Inc.*	781	137,714
Vertex Pharmaceuticals, Inc.*	1,504	278,135
		4,585,803
Building Products - 0.4%
Carrier Global Corp.	5,019	262,142
Johnson Controls International plc	4,121	302,358
Masco Corp.	1,443	94,589
Trane Technologies plc	1,366	247,150
		906,239
Capital Markets - 3.3%
Ameriprise Financial, Inc.	656	198,197
Bank of New York Mellon Corp. (The)	4,592	271,846
BlackRock, Inc., Class A	834	786,846
Blackstone Group, Inc. (The)	3,962	548,420
Charles Schwab Corp. (The)	8,689	712,759
CME Group, Inc., Class A	2,089	460,729
Coinbase Global, Inc., Class A*	170	54,301
Goldman Sachs Group, Inc. (The)	1,968	813,473
Intercontinental Exchange, Inc.	3,257	450,964
KKR & Co., Inc.	3,386	269,763
MarketAxess Holdings, Inc.	219	89,499
Moody's Corp.	929	375,455
Morgan Stanley	8,448	868,284
MSCI, Inc., Class A	482	320,472

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
Nasdaq, Inc.	672	$141,033
Northern Trust Corp.	1,218	149,863
Raymond James Financial, Inc.	1,071	105,590
S&P Global, Inc.	1,393	660,505
State Street Corp.	2,116	208,532
T Rowe Price Group, Inc.	1,311	284,330
		7,770,861
Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,284	384,956
Albemarle Corp.	672	168,316
Celanese Corp., Class A	644	104,012
Corteva, Inc.	4,259	183,776
Dow, Inc.	4,319	241,734
DuPont de Nemours, Inc.	3,028	210,749
Eastman Chemical Co.	795	82,704
Ecolab, Inc.	1,449	321,997
FMC Corp.	732	66,619
International Flavors & Fragrances, Inc.	1,450	213,803
Linde plc	2,996	956,323
LyondellBasell Industries NV, Class A	1,527	141,736
PPG Industries, Inc.	1,365	219,178
Sherwin-Williams Co.	1,400	443,254
		3,739,157
Commercial Services & Supplies - 0.4%
Cintas Corp.	498	215,684
Copart, Inc.*	1,240	192,560
Republic Services, Inc., Class A	1,226	165,020
Rollins, Inc.	1,304	45,940
Waste Management, Inc.	2,233	357,793
		976,997
Communications Equipment - 0.7%
Arista Networks, Inc.*	328	134,378
Cisco Systems, Inc. (Delaware)	24,406	1,366,004
Motorola Solutions, Inc.	993	246,850
Ubiquiti, Inc.	30	9,166
		1,756,398
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	369	144,958
Vulcan Materials Co.	781	148,484
		293,442
Consumer Finance - 0.6%
Ally Financial, Inc.	2,096	100,063
American Express Co.	3,721	646,634
Capital One Financial Corp.	2,585	390,413
Discover Financial Services	1,733	196,384
Synchrony Financial	3,293	152,960
		1,486,454
Investments	Shares	Value
Containers & Packaging - 0.2%
Amcor plc	8,920	$107,664
Avery Dennison Corp.	475	103,417
Ball Corp.	1,896	173,447
Crown Holdings, Inc.	774	80,488
International Paper Co.	2,249	111,708
		576,724
Distributors - 0.1%
Genuine Parts Co.	835	109,477
Pool Corp.	229	117,971
		227,448
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	10,742	3,083,061
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	41,338	1,044,198
Verizon Communications, Inc.	23,977	1,270,541
		2,314,739
Electric Utilities - 1.4%
American Electric Power Co., Inc.	2,885	244,388
Avangrid, Inc.	408	21,502
Duke Energy Corp.	4,465	455,474
Edison International	2,192	137,943
Entergy Corp.	1,153	118,782
Eversource Energy	1,986	168,611
Exelon Corp.	5,658	300,949
FirstEnergy Corp.	3,162	121,832
NextEra Energy, Inc.	11,372	970,372
PG&E Corp.*	8,766	101,686
PPL Corp.	4,465	128,592
Southern Co.	6,121	381,461
Xcel Energy, Inc.	3,106	200,617
		3,352,209
Electrical Equipment - 0.6%
AMETEK, Inc.	1,335	176,754
Eaton Corp. plc	2,315	381,420
Emerson Electric Co.	3,461	335,752
Generac Holdings, Inc.*	372	185,464
Plug Power, Inc.*	2,998	114,733
Rockwell Automation, Inc.	667	213,040
		1,407,163
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	3,463	265,855
CDW Corp.	803	149,880
Cognex Corp.	1,029	90,130
Corning, Inc.	4,461	158,678
Keysight Technologies, Inc.*	1,069	192,441
TE Connectivity Ltd.	1,903	277,837

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
Teledyne Technologies, Inc.*	264	$118,594
Trimble, Inc.*	1,462	127,735
Zebra Technologies Corp., Class A*	308	164,457
		1,545,607
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	4,794	120,234
Halliburton Co.	5,161	128,973
Schlumberger NV	8,084	260,790
		509,997
Entertainment - 2.0%
Activision Blizzard, Inc.	4,509	352,559
AMC Entertainment Holdings, Inc. Class A*††	2,977	105,296
Electronic Arts, Inc.	1,657	232,394
Live Nation Entertainment, Inc.*	776	78,492
Netflix, Inc.*	2,568	1,772,716
Roku, Inc., Class A*	669	203,978
Take-Two Interactive Software, Inc.*	670	121,270
Walt Disney Co.*	10,530	1,780,308
		4,647,013
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	809	165,149
American Tower Corp.	2,632	742,146
AvalonBay Communities, Inc.	814	192,658
Boston Properties, Inc.	825	93,753
Crown Castle International Corp.	2,514	453,274
Digital Realty Trust, Inc.	1,648	260,071
Duke Realty Corp.	2,185	122,884
Equinix, Inc.	521	436,113
Equity Residential	1,968	170,035
Essex Property Trust, Inc.	382	129,853
Extra Space Storage, Inc.	786	155,133
Healthpeak Properties, Inc.	3,108	110,365
Invitation Homes, Inc.	3,325	137,156
Mid-America Apartment Communities, Inc.	667	136,208
Prologis, Inc.	4,288	621,589
Public Storage	879	291,986
Realty Income Corp.	3,192	228,005
SBA Communications Corp., Class A	636	219,630
Simon Property Group, Inc.	1,905	279,235
Sun Communities, Inc.	667	130,719
Ventas, Inc.	2,293	122,377
VICI Properties, Inc.	3,549	104,163
Welltower, Inc.	2,439	196,096
Weyerhaeuser Co.	4,338	154,953
		5,653,551
Investments	Shares	Value
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	2,565	$1,260,800
Kroger Co.	3,933	157,399
Sysco Corp.	2,969	228,316
Walgreens Boots Alliance, Inc.	4,152	195,227
Walmart, Inc.	8,292	1,238,991
		3,080,733
Food Products - 0.8%
Archer-Daniels-Midland Co.	3,239	208,073
Campbell Soup Co.	1,163	46,462
Conagra Brands, Inc.	2,786	89,709
General Mills, Inc.	3,505	216,608
Hershey Co.	845	148,171
Hormel Foods Corp.	1,644	69,574
J M Smucker Co.	630	77,402
Kellogg Co.	1,485	91,031
Kraft Heinz Co.	3,895	139,792
McCormick & Co., Inc.	1,450	116,334
Mondelez International, Inc., Class A	8,081	490,839
Tyson Foods, Inc., Class A	1,710	136,749
		1,830,744
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	10,280	1,324,989
ABIOMED, Inc.*	258	85,666
Align Technology, Inc.*	426	265,982
Baxter International, Inc.	2,884	227,721
Becton Dickinson & Co.	1,670	400,115
Boston Scientific Corp.*	8,239	355,348
Cooper Cos, Inc. (The)	277	115,487
Danaher Corp.	3,678	1,146,690
Dexcom, Inc.*	571	355,853
Edwards Lifesciences Corp.*	3,616	433,269
Hologic, Inc.*	1,471	107,839
IDEXX Laboratories, Inc.*	493	328,407
Insulet Corp.*	404	125,248
Intuitive Surgical, Inc.*	2,069	747,178
Masimo Corp.*	284	80,525
Medtronic plc	7,781	932,631
Novocure Ltd.*	505	51,798
ResMed, Inc.	846	222,422
STERIS plc	585	136,738
Stryker Corp.	1,942	516,708
Teleflex, Inc.	265	94,589
Zimmer Biomet Holdings, Inc.	1,220	174,606
		8,229,809

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp., Class A	866	$105,669
Anthem, Inc.	1,425	620,060
Cardinal Health, Inc.	1,684	80,512
Centene Corp.*	3,386	241,219
Cigna Corp.	1,965	419,744
CVS Health Corp.	7,632	681,385
DaVita, Inc.*	391	40,367
Guardant Health, Inc.*	593	69,256
HCA Healthcare, Inc.	1,438	360,161
Humana, Inc.	742	343,665
Laboratory Corp. of America Holdings*	571	163,888
McKesson Corp.	890	185,013
Quest Diagnostics, Inc.	701	102,893
UnitedHealth Group, Inc.	5,466	2,516,930
		5,930,762
Health Care Technology - 0.2%
Cerner Corp.	1,714	127,333
Teladoc Health, Inc.*	933	139,567
Veeva Systems, Inc., Class A*	807	255,828
		522,728
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	1,948	332,446
Booking Holdings, Inc.*	236	571,304
Caesars Entertainment, Inc.*	1,242	135,949
Carnival Corp.*	4,613	102,224
Chipotle Mexican Grill, Inc., Class A*	162	288,203
Darden Restaurants, Inc.	740	106,664
Domino's Pizza, Inc.	213	104,151
DraftKings, Inc., Class A*	1,920	89,453
Expedia Group, Inc.*	845	138,926
Hilton Worldwide Holdings, Inc.*	1,600	230,320
Las Vegas Sands Corp.*	1,987	77,115
Marriott International, Inc., Class A*	1,575	252,032
McDonald's Corp.	4,324	1,061,757
MGM Resorts International	2,322	109,506
Penn National Gaming, Inc.*	961	68,808
Royal Caribbean Cruises Ltd.*	1,297	109,506
Starbucks Corp.	6,839	725,412
Yum! Brands, Inc.	1,714	214,147
		4,717,923
Household Durables - 0.2%
DR Horton, Inc.	1,894	169,077
Garmin Ltd.	876	125,794
Lennar Corp., Class A	1,581	157,989
NVR, Inc.*	21	102,791
		555,651
Investments	Shares	Value
Household Products - 1.2%
Church & Dwight Co., Inc.	1,433	$125,187
Clorox Co.	734	119,649
Colgate-Palmolive Co.	4,895	372,950
Kimberly-Clark Corp.	1,949	252,376
Procter & Gamble Co.	14,055	2,009,725
		2,879,887
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	3,863	97,077
Industrial Conglomerates - 1.0%
3M Co.	3,365	601,258
General Electric Co.	6,345	665,400
Honeywell International, Inc.	4,012	877,104
Roper Technologies, Inc.	616	300,528
		2,444,290
Insurance - 1.8%
Aflac, Inc.	3,586	192,461
Allstate Corp. (The)	1,715	212,094
American International Group, Inc.	4,955	292,791
Aon plc, Class A	1,305	417,496
Arch Capital Group Ltd.*	2,303	96,311
Arthur J Gallagher & Co.	1,210	202,881
Brown & Brown, Inc.	1,347	85,009
Chubb Ltd.	2,545	497,242
Cincinnati Financial Corp.	867	105,288
Hartford Financial Services Group, Inc. (The)	2,003	146,079
Markel Corp.*	78	102,424
Marsh & McLennan Cos, Inc.	2,945	491,226
MetLife, Inc.	4,231	265,707
Principal Financial Group, Inc.	1,452	97,415
Progressive Corp. (The)	3,396	322,212
Prudential Financial, Inc.	2,230	245,412
Travelers Cos, Inc. (The)	1,452	233,598
Willis Towers Watson plc	748	181,225
		4,186,871
Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*	1,744	5,163,845
Alphabet, Inc., Class C*	1,634	4,845,480
Match Group, Inc.*	1,591	239,891
Meta Platforms Inc., Class A*	13,818	4,471,090
Pinterest, Inc., Class A*	3,219	143,696
Snap, Inc., Class A*	6,063	318,793
Twitter, Inc.*	4,610	246,819
		15,429,614

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	2,524	$8,512,014
DoorDash, Inc., Class A*	883	172,008
eBay, Inc.	3,753	287,930
Etsy, Inc.*	722	180,998
MercadoLibre, Inc.*	266	393,951
Wayfair, Inc., Class A*	445	110,850
		9,657,751
IT Services - 5.2%
Accenture plc, Class A	3,672	1,317,477
Akamai Technologies, Inc.*	933	98,394
Automatic Data Processing, Inc.	2,441	547,980
Broadridge Financial Solutions, Inc.	669	119,356
Cloudflare, Inc., Class A*	1,523	296,559
Cognizant Technology Solutions Corp., Class A	3,040	237,394
EPAM Systems, Inc.*	341	229,575
Fidelity National Information Services, Inc.	3,589	397,446
Fiserv, Inc.*	3,452	339,987
FleetCor Technologies, Inc.*	474	117,272
Gartner, Inc.*	479	158,985
Global Payments, Inc.	1,705	243,798
GoDaddy, Inc., Class A*	991	68,547
International Business Machines Corp.	5,189	649,144
Mastercard, Inc., Class A	5,045	1,692,698
MongoDB, Inc., Class A*	380	198,090
Okta, Inc., Class A*	715	176,734
Paychex, Inc.	1,865	229,917
PayPal Holdings, Inc.*	6,819	1,586,031
Snowflake, Inc., Class A*	1,316	465,653
Square, Inc., Class A*	2,310	587,895
Twilio, Inc., Class A*	964	280,871
VeriSign, Inc.*	574	127,813
Visa, Inc., Class A	9,768	2,068,570
		12,236,186
Leisure Products - 0.1%
Peloton Interactive, Inc., Class A*	1,553	142,006
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	1,752	275,922
Avantor, Inc.*	3,391	136,929
Bio-Rad Laboratories, Inc., Class A*	127	100,924
Illumina, Inc.*	852	353,631
IQVIA Holdings, Inc.*	1,104	288,608
Mettler-Toledo International, Inc.*	133	196,957
PerkinElmer, Inc.	649	114,802
Thermo Fisher Scientific, Inc.	2,291	1,450,363
Waters Corp.*	364	133,788
Investments	Shares	Value
West Pharmaceutical Services, Inc.	429	$184,419
		3,236,343
Machinery - 1.4%
Caterpillar, Inc.	3,178	648,343
Cummins, Inc.	837	200,746
Deere & Co.	1,654	566,181
Dover Corp.	838	141,689
Fortive Corp.	2,086	157,931
IDEX Corp.	438	97,486
Illinois Tool Works, Inc.	1,667	379,859
Ingersoll Rand, Inc.*	2,351	126,390
Otis Worldwide Corp.	2,459	197,482
PACCAR, Inc.	2,003	179,509
Parker-Hannifin Corp.	742	220,070
Stanley Black & Decker, Inc.	935	168,048
Westinghouse Air Brake Technologies Corp.	1,092	99,077
Xylem, Inc./NY	1,049	136,989
		3,319,800
Media - 1.1%
Charter Communications, Inc., Class A*	745	502,792
Comcast Corp., Class A	26,534	1,364,643
Discovery, Inc., Class A*	991	23,229
Discovery, Inc., Class C*	1,755	39,593
Fox Corp., Class A	1,881	74,751
Fox Corp., Class B	860	31,786
Liberty Broadband Corp., Class A*	151	24,276
Liberty Broadband Corp., Class C*	844	137,108
Liberty Media Corp.-Liberty SiriusXM*	454	22,600
Liberty Media Corp.-Liberty SiriusXM*	918	45,276
Omnicom Group, Inc.	1,247	84,896
Sirius XM Holdings, Inc.	5,399	32,880
ViacomCBS, Inc., Class B	3,503	126,879
		2,510,709
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	8,492	320,319
Newmont Corp.	4,616	249,264
Nucor Corp.	1,705	190,363
Southern Copper Corp.	485	29,095
		789,041
Multiline Retail - 0.5%
Dollar General Corp.	1,372	303,925
Dollar Tree, Inc.*	1,339	144,291
Target Corp.	2,859	742,254
		1,190,470

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
Multi-Utilities - 0.6%
Ameren Corp.	1,493	$125,845
CMS Energy Corp.	1,681	101,448
Consolidated Edison, Inc.	2,032	153,213
Dominion Energy, Inc.	4,690	356,112
DTE Energy Co.	1,118	126,725
Public Service Enterprise Group, Inc.	2,940	187,572
Sempra Energy	1,861	237,519
WEC Energy Group, Inc.	1,813	163,279
		1,451,713
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.*	1,358	140,417
Chevron Corp.	11,205	1,282,861
ConocoPhillips	7,758	577,893
EOG Resources, Inc.	3,390	313,439
Exxon Mobil Corp.	24,532	1,581,579
Hess Corp.	1,585	130,873
Kinder Morgan, Inc.	11,655	195,221
Marathon Petroleum Corp.	3,692	243,414
Occidental Petroleum Corp.	5,140	172,344
ONEOK, Inc.	2,582	164,267
Phillips 66	2,541	190,016
Pioneer Natural Resources Co.	1,310	244,944
Valero Energy Corp.	2,369	183,195
Williams Cos, Inc. (The)	7,047	197,950
		5,618,413
Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	1,338	433,954
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	12,880	752,192
Catalent, Inc.*	998	137,584
Elanco Animal Health, Inc.*	2,747	90,321
Eli Lilly & Co.	4,601	1,172,151
Johnson & Johnson	15,257	2,485,060
Merck & Co., Inc.	14,665	1,291,253
Pfizer, Inc.	32,462	1,419,888
Royalty Pharma plc, Class A	2,037	80,523
Viatris, Inc.	6,991	93,330
Zoetis, Inc., Class A	2,751	594,766
		8,117,068
Professional Services - 0.5%
Clarivate plc*	2,155	50,535
CoStar Group, Inc.*	2,298	197,743
Equifax, Inc.	698	193,646
IHS Markit Ltd.	2,316	302,747
Jacobs Engineering Group, Inc.	740	103,911
Leidos Holdings, Inc.	823	82,284
TransUnion	1,104	127,280
Investments	Shares	Value
Verisk Analytics, Inc., Class A	926	$194,710
		1,252,856
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,944	202,331
Zillow Group, Inc., Class A*	213	22,518
Zillow Group, Inc., Class C*	993	102,905
		327,754
Road & Rail - 1.2%
CSX Corp.	13,044	471,801
JB Hunt Transport Services, Inc.	481	94,848
Kansas City Southern	527	163,502
Lyft, Inc., Class A*	1,686	77,337
Norfolk Southern Corp.	1,440	421,992
Old Dominion Freight Line, Inc.	557	190,132
Uber Technologies, Inc.*	9,372	410,681
Union Pacific Corp.	3,762	908,147
		2,738,440
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	7,038	846,179
Analog Devices, Inc.	3,103	538,339
Applied Materials, Inc.	5,307	725,202
Broadcom, Inc.	2,376	1,263,248
Enphase Energy, Inc.*	790	182,988
Entegris, Inc.	794	111,779
Intel Corp.	23,500	1,151,500
KLA Corp.	881	328,402
Lam Research Corp.	831	468,327
Marvell Technology, Inc.	4,747	325,170
Microchip Technology, Inc.	3,156	233,828
Micron Technology, Inc.	6,512	449,979
Monolithic Power Systems, Inc.	244	128,212
NVIDIA Corp.	14,439	3,691,618
NXP Semiconductors NV	1,531	307,517
ON Semiconductor Corp.*	2,505	120,415
Qorvo, Inc.*	644	108,340
QUALCOMM, Inc.	6,575	874,738
Skyworks Solutions, Inc.	944	157,771
SolarEdge Technologies, Inc.*	307	108,887
Teradyne, Inc.	943	130,360
Texas Instruments, Inc.	5,351	1,003,205
Xilinx, Inc.	1,442	259,560
		13,515,564
Software - 11.1%
Adobe, Inc.*	2,763	1,796,945
ANSYS, Inc.*	509	193,206
Autodesk, Inc.*	1,277	405,588
Black Knight, Inc.*	902	63,239
Cadence Design Systems, Inc.*	1,591	275,418

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Investments	Shares	Value
Ceridian HCM Holding, Inc.*	791	$99,073
Citrix Systems, Inc.	711	67,353
Coupa Software, Inc.*	426	97,000
Crowdstrike Holdings, Inc., Class A*	1,146	322,943
Datadog, Inc., Class A*	1,376	229,861
DocuSign, Inc., Class A*	1,124	312,798
Fair Isaac Corp.*	169	67,296
Fortinet, Inc.*	794	267,054
HubSpot, Inc.*	261	211,470
Intuit, Inc.	1,582	990,316
Microsoft Corp.	43,557	14,444,373
Oracle Corp.	9,533	914,596
Palantir Technologies, Inc., Class A*	9,076	234,887
Palo Alto Networks, Inc.*	574	292,218
Paycom Software, Inc.*	278	152,302
PTC, Inc.*	617	78,575
RingCentral, Inc., Class A*	464	113,114
salesforce.com, Inc.*	5,624	1,685,457
ServiceNow, Inc.*	1,149	801,726
Splunk, Inc.*	938	154,601
SS&C Technologies Holdings, Inc.	1,287	102,278
Synopsys, Inc.*	880	293,198
Trade Desk, Inc. (The), Class A*	2,523	188,998
Tyler Technologies, Inc.*	233	126,570
VMware, Inc., Class A*	459	69,630
Workday, Inc., Class A*	1,092	316,658
Zendesk, Inc.*	691	70,344
Zoom Video Communications, Inc., Class A*	1,255	344,686
Zscaler, Inc.*	448	142,849
		25,926,620
Specialty Retail - 2.3%
AutoZone, Inc.*	126	224,890
Bath & Body Works, Inc.	1,529	105,639
Best Buy Co., Inc.	1,304	159,401
Burlington Stores, Inc.*	389	107,477
CarMax, Inc.*	934	127,883
Carvana Co., Class A*	483	146,436
Home Depot, Inc. (The)	6,172	2,294,378
Lowe's Cos, Inc.	4,095	957,493
O'Reilly Automotive, Inc.*	405	252,040
Ross Stores, Inc.	2,080	235,456
TJX Cos, Inc. (The)	6,979	457,055
Tractor Supply Co.	659	143,115
Ulta Beauty, Inc.*	314	115,351
		5,326,614
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	91,024	13,635,395
Dell Technologies, Inc., Class C*	1,595	175,434
Investments	Shares	Value
Hewlett Packard Enterprise Co.	7,561	$110,769
HP, Inc.	6,953	210,884
NetApp, Inc.	1,296	115,733
Seagate Technology Holdings plc	1,222	108,844
Western Digital Corp.*	1,770	92,553
		14,449,612
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.*	679	316,421
NIKE, Inc., Class B	7,396	1,237,276
VF Corp.	1,893	137,962
		1,691,659
Tobacco - 0.6%
Altria Group, Inc.	10,736	473,565
Philip Morris International, Inc.	9,030	853,696
		1,327,261
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,317	189,335
United Rentals, Inc.*	421	159,605
WW Grainger, Inc.	246	113,925
		462,865
Water Utilities - 0.1%
American Water Works Co., Inc.	1,056	183,934
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	3,403	391,447
Total Common Stocks (Cost $221,940,166)		235,153,637
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market Treasury Portfolio – Institutional Class, 0.01% (Cost $100,224)	100,224	100,224
Total Investments - 99.9% (Cost $222,040,390)		$235,253,861
Other Assets Less Liabilities – 0.1%		180,427
Net Assets - 100.0%		$235,434,288

*  Non-income producing security.

†  Represents less than 0.05%.

††  The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $98,470, collateralized in the form of cash with a value of $100,224 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $100,224.

†††  The security was purchased with cash collateral held from securities on loan at October 31, 2021. The total value of securities purchased was $100,224.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2021

Futures Contract Purchased

Engine No. 1 Transform 500 ETF had the following open long future contract as of October 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Stock Index	1	12/17/2021	USD	$229,850	$8,825

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$235,153,637	$–	$–	$235,153,637
Money Market Fund	100,224	–	–	100,224
Total Investments	$235,253,861	$–	$–	$235,253,861
Other Financial Instruments
Assets
Futures Contracts**	$8,825	$–	$–	$8,825
Total Other Financial Instruments	$8,825	$–	$–	$8,825

*  Please refer to the Schedule of Investments to view securities segregated by industry type.

**  Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2021

Engine No. 1 Transform 500 ETF
ASSETS:
Investments in securities at value (Note 2)(1)	$235,253,861
Cash	163,652
Segregated cash balance with broker for futures contracts	20,982
Receivables:
Dividends and interest	163,282
Securities lending income	11
Reclaims	1,036
Unrealized appreciation on future contracts	8,825
Total Assets	235,611,649
LIABILITIES:
Payables:
Investment securities purchased	67,868
Management fees (Note 3)	9,269
Collateral received from securities loaned (Note 2)	100,224
Total Liabilities	177,361
NET ASSETS	$235,434,288
NET ASSETS CONSIST OF:
Paid-in capital	$222,155,264
Total distributable earnings	13,279,024
NET ASSETS	$235,434,288
Shares outstanding	4,320,000
Net asset value, per share	$54.50
Investment in securities at cost	$222,040,390

(1) Includes securities on loan with market value $98,470.

See accompanying Notes to Financial Statements.

Statement of Operations

For the Period Ended October 31, 2021

Engine No. 1 Transform 500 ETF*
INVESTMENT INCOME:
Dividend income	$731,949
Securities lending income (Note 2)	11
Other income	480
Foreign withholding tax on dividends	(108)
Total Income	732,332
EXPENSES:
Management fees (Note 3)	30,587
Total Expenses	30,587
Net Investment Income(1)	701,745
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(194,898)
In-kind redemptions of investments	321,052
Expiration or closing of futures contracts	16,915
Net realized gain	143,069
Change in unrealized appreciation on:
Investments in securities	13,213,471
Future contracts	8,825
Change in net unrealized appreciation	13,222,296
Net realized and unrealized gain on investments	13,365,365
Net Increase in Net Assets Resulting From Operations	$14,067,110

*  The Fund commenced investment operations on June 22, 2021.

(1)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

For the Period Ended October 31, 2021

Engine No. 1 Transform 500 ETF*
OPERATIONS:
Net investment income(1)	$701,745
Net realized gain on investments	143,069
Net change in unrealized appreciation on investments	13,222,296
Net increase in net assets resulting from operations	14,067,110
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(467,032)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	225,011,715
Cost of shares redeemed	(3,277,505)
Net increase in net assets from capital transactions	221,734,210
Increase in net assets	235,334,288
NET ASSETS:
Beginning of period(2)	100,000
End of period	$235,434,288
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period(2)	2,000
Shares sold	4,380,000
Shares redeemed	(62,000)
Shares outstanding, end of period	4,320,000

*  The Fund commenced investment operations on June 22, 2021.

(1)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(2)  Beginning capital of $100,000 was contributed by Fund Management at Engine No. 1 LLC, investment adviser to the Fund, in exchange for 2,000 Shares of the Fund in connection with the seeding of the Trust. The Shares were redeemed by the adviser on the commencement of investment operations on June 22, 2021.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform 500 ETF

For a share outstanding throughout the period presented.

	For the period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of period	$50.18	(2)
Net investment income(3)	0.22
Net realized and unrealized gain on investments	4.23
Total gain from investment operations	4.45
Distributions to shareholders:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$54.50
Market value, end of period (Unaudited)	$54.49
Total Return at Net Asset Value(4)	8.87%
Total Return at Market Value(4)	8.86%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$235,434
Ratio to average net assets of:
Expenses	0.05	%(5)
Net investment income(6)	1.15	%(5)
Portfolio turnover rate(7)	1%

(1)  Commencement of investment operations on June 22, 2021.

(2)  The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, June 22, 2021, to when the initial basket was created.

(3)  Based on average daily shares outstanding.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements October 31, 2021

1. Organization

The Engine No. 1 ETF Trust (the "Trust") is a Delaware statutory trust organized on October 26, 2020 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one operational exchange-traded fund, Engine No. 1 Transform 500 ETF ("Fund"). The Fund is a diversified series of the Trust and seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM. There can be no assurance that the Fund will achieve its respective investment objective.

Fund Management at Engine No. 1 LLC (the "Adviser") is the investment adviser to the Fund.

The Trust's fiscal and tax reporting period end is October 31.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, "Financial Services — Investment Companies."

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The NAV of the Fund's shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund's shares outstanding.

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

If market quotations are not readily available, securities are priced at their fair value in accordance with the Trust's valuation guidelines, which were approved by the Board of Trustees. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund's security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Fund may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated "contract markets" by the CFTC and must be executed through the futures commission merchant ("FCM"). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk

Notes to Financial Statements (continued) October 31, 2021

of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

Upon entering into a futures contract, the Fund will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the FCM will be made as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market."

At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

The following tables indicate the location of derivative-related items on the Statement of Assets and Liabilities as well as the effect of derivative instruments on the Statement of Operations during the reporting period.

Fair Value of Derivative Instruments as of October 31, 2021

Engine No.1 Transform 500 ETF

	Asset Derivatives			Liabilities Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statement of Assets and Liabilities	Unrealized Appreciation*		Statement of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$8,825	*	Unrealized depreciation on futures contracts*	$—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$16,915	$8,825

Notes to Financial Statements (continued) October 31, 2021

Securities Lending

The Fund may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. Investing cash collateral subjects the Fund to greater market risk, including losses on the collateral and, should the Fund need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

The following table summarizes the Fund's securities lending agreements by counterparty which are subject to rights of offset as of October 31, 2021:

Engine No. 1 Transform 500 ETF

Counterparty	Value of Securities on Loan	Cash Collateral Received(a)	Fair Value on Non-Cash Collateral Received	Net Exposure(b)
Bank of America Securities, Inc.	$98,470	$98,470	$—	$—

(a)  Collateral with a value of $100,224 has been received in connection with securities lending agreements. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(b)  Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

The table below represents the disaggregation at October 31, 2021 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements as of October 31, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Engine No. 1 Transform 500 ETF
Securities Lending Transactions Money Market Fund	$100,224	$—	$—	$—	$100,224
Total borrowings					$100,224
Gross amount of recognized liabilities for securities lending transactions					$100,224

Notes to Financial Statements (continued) October 31, 2021

Investment Transactions

Investment transactions are accounted for as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on the accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Fund.

3. Management and Other Agreements

Management

The Adviser, located at 710 Sansome Street, San Francisco, CA 94111, furnishes investment advisory services to the Fund pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the "Investment Advisory Agreement"), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Fund, the Adviser is paid a management fee from the Fund based on a percentage of the Fund's average daily net assets, at the annual rate of 0.05% for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Fund), the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser hereunder; and (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. ("BBH"), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110. is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

BBH has entered into an agreement with State Street Corporation ("State Street") under which State Street will acquire BBH's Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals. BBH and State Street are committed to providing uninterrupted service and a seamless transition.

Distribution and Fund Officers

Foreside Financial Services, LLC (the "Distributor"), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.("FINRA").

Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Notes to Financial Statements (continued) October 31, 2021

Legal Counsel

Ropes & Gray, located at 191 North Wacker Drive, 32nd Floor, Chicago, Illinois 60606 serves as legal counsel to the Trust and the Fund.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. serves as the Trust's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

4. Creation and Redemption Transactions

The Fund offers, issues and redeems shares ("Shares") at NAV only in aggregations of a specified number of Shares (each a "Creation Unit"). The Fund may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) ("Deposit Instruments"), together with the deposit of a specified cash payment ("Cash Component"). Shares of the Fund will be listed and trade on Cboe BZX Exchange, Inc. (the "Exchange" or "Cboe BZX"), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market values that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor ("Authorized Participants"), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

On October 11, 2021, the Creation Unit size increased from 20,000 to 60,000 shares.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Engine No. 1 Transform 500 ETF	$4,062,485	$2,476,986

For the period ended October 31, 2021, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
Engine No. 1 Transform 500 ETF	$223,447,209	$3,170,393

6. Federal Income Tax

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax position is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year ended October 31, 2021.

Notes to Financial Statements (continued) October 31, 2021

At October 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Engine No. 1 Transform 500 ETF	$222,071,755	$18,275,683	$(5,084,752)	$13,190,931

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2021, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Engine No. 1 Transform 500 ETF	$228,064	$—	$(139,971)	$13,190,931	$13,279,024

At October 31, 2021, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
Engine No. 1 Transform 500 ETF	$(321,054)	$321,054

The tax character of distributions paid during the period indicated was as follows:

	Period Ended October 31, 2021
Fund	Ordinary Income*	Long-Term Capital Gain
Engine No. 1 Transform 500 ETF	$467,032	$—

*  For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2021, for Federal income tax purposes, the Fund has capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Engine No. 1 Transform 500 ETF	$(139,971)	$—	$(139,971)

7. Related Parties

At October 31, 2021, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

8. Indemnification Obligations

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

Notes to Financial Statements (continued) October 31, 2021

9. Investment Risks

Principal Investment Risks: Shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus that was first detected in December 2019 has spread globally. The impact of this outbreak has adversely affected the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be predicted with certainty. Any market or economic disruption can be expected to result in elevated tracking error and increased premiums or discounts to the Fund's NAV.

The Fund's prospectus contains additional information regarding the risks associated with an investment in the Fund.

10. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund's financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Engine No. 1 Transform 500 ETF and
Board of Trustees of Engine No. 1 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Engine No. 1 ETF Trust comprising Engine No. 1 Transform 500 ETF (the "Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from June 22, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, the changes in net assets, and the financial highlights for the period from June 22, 2021 (commencement of operations) through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund's auditor since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 21, 2021

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The Engine No. 1 ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC's website at www.sec.gov. In addition, the Fund's full portfolio holdings are updated daily and available on the Fund's website at etf.engine1.com.

Proxy Voting Policies and Procedures. A description of Fund Management at Engine No. 1 LLC's proxy voting policies and procedures, which are applicable to the funds in the Engine No. 1 ETF Trust, is available on the Fund's website at etf.engine1.com and on the SEC's website at www.sec.gov.

Proxy Voting Record. The Engine No. 1 ETF Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the funds in Engine No. 1 ETF Trust and such funds' net asset value can be found on our website, etf.engine1.com.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended October 31, 2021.

	Qualified Dividend Income*	Dividends Received Deduction*
Engine No. 1 Transform 500 ETF	93.78%	90.84%

*  The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal period.

Board Approval of Investment Advisory Agreement (Unaudited)

Engine No.1 ETF Trust ("Trust" and, the series thereof, the "Fund") and Engine No. 1 LLC ("Engine No. 1" or "Adviser"), have entered into an investment advisory agreement ("Advisory Agreement").

The Investment Company Act of 1940, as amended (the "1940 Act"), requires that the Advisory Agreement be approved initially, as well as renewed annually thereafter after an initial two-year period, by the Trust's Board of Trustees ("Board") and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement ("Independent Trustees"), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of any approvals or renewals of the Agreement, the Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Advisory Agreement.

At a virtual meeting held on February 23, 2021 (the "February Meeting") the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial two-year period. In voting its approval of the Advisory Agreement at the February Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act. In connection with their consideration and approval of the Advisory Agreement, the Trustees requested and evaluated, with the advice of counsel, information furnished by the Adviser that was reasonably necessary to make a reasonable business judgment regarding the terms of the Advisory Agreement.

Independent Trustees' Counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on a fund's trustees, with special emphasis on the independent trustees, to exercise good faith business judgment when deciding on whether to enter into or renew an investment advisory contract. Independent Trustees' Counsel also noted the Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. The Independent Trustees' Counsel discussed the specific factors the Trustees should consider in evaluating an investment advisory contract and summarized the activities of the Independent Trustees leading up to the February Meeting in their consideration of the proposed Advisory Agreement. In voting to approve the Advisory Agreement at the February Meeting, the Independent Trustees considered whether the approval of the Advisory Agreement would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Materials Reviewed. In considering the approval of the proposed Advisory Agreement, the Board took into account and discussed materials and information relating to: (i) the nature, extent and quality of services to be provided by the Adviser to the Fund; (ii) the fees and expenses to be borne by the Fund; and (iii) the profitability to be realized by the Adviser from the relationship with the Fund. The Board reviewed information relating to, among other things, proposed operations, including the compliance programs of the Adviser, valuation, and other information related to personnel of the Adviser that would be providing investment management services to the Fund. Among other things, the Board noted the Adviser's limited operating history, as well as the Adviser's limited performance history with respect to the management of investment vehicles with similar structures and strategies as the Fund. They also reviewed comparative fee information and information regarding personnel who would be providing investment management services to the Fund. Independent Trustees' Counsel reminded the Board of its earlier discussion regarding its responsibilities with respect to the approval of the Advisory Agreement.

Review Process. In connection with the approval of the Advisory Agreement, the Board reviewed written materials provided by Engine No. 1, which included, among other things, comparative fee and expense data. The Board also requested and received assistance and advice from counsel to the Independent Trustees regarding applicable legal standards. The Board also heard oral presentations on matters related to the Advisory Agreement. In deciding to approve the Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board noted that Engine No. 1 was a recently formed investment adviser with no assets under management but noted the overall financial strength and stability of Engine No. 1, and its parent company, as well as the Adviser's commitment to its guiding management principles. The Board considered the background information on the key investment personnel who would be responsible for servicing the Fund, considering their education and noting the investment team's diverse financial industry experience. The Board considered Engine No. 1's research, analysis and portfolio construction, which utilized both top-down and bottom-up fundamental and quantitative research. The Board observed that the Fund would be a passively-managed ETF and Engine No. 1 would have the responsibility to track the Fund's benchmark to the best of its ability, recognizing that an index, unlike the Fund, does not have expenses. The Board also considered the various additional services that Engine No. 1 would provide under the proposed Advisory Agreement, including its total value framework and its strategic plan related to active engagement of portfolio companies. The Board noted Engine No. 1's efforts to attract qualified personnel and to develop other types of resources and systems.

The Board considered its review of Engine No. 1's policies, procedures and systems as described at the February Meeting to assure compliance with applicable laws and regulations, and its intended processes to keep the Board informed about matters relevant to the Fund and its shareholders. The Board concluded that the nature, extent and quality of services proposed to be provided by Engine No. 1 under the Advisory Agreement were likely to benefit the Fund and its shareholders.

Board Approval of Investment Advisory Agreement (Unaudited) (concluded)

Performance. The Trustees observed that the Fund was not operational and without historical performance. The Board considered the manner in which Engine No. 1 proposed to manage the Fund. After discussion, the Trustees concluded that Engine No. 1 was qualified to manage an index fund, and should be allowed the opportunity, to manage the Fund, subject to the ongoing supervision of the Board.

Fees and Expenses. The Trustees noted that the Fund's proposed annual advisory fee was at the low end of the range of funds included in the peer group provided by Engine No. 1. The Board considered a number of factors, including the type and complexity of the services proposed to be provided by the Adviser to the Fund, the cost of providing services, the risk assumed by Engine No. 1 in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Fund.

The Board reviewed the proposed advisory fee schedule for the Fund. The Board noted that Engine No. 1 will be responsible for all other costs associated with managing and operating the Fund and that Engine No. 1 intends to pay all distribution costs out of its own profits. The Board considered how these arrangements would affect the expenses borne by Fund shareholders. The Board noted that the total expense ratio was reasonable when taking into account the unitary fee arrangement. Based on these factors, the Trustees concluded that the Fund's proposed advisory fee was not unreasonable.

Economies of Scale. The Trustees reasoned that based on estimated assets over the initial two-year term of the proposed Advisory Agreement, it was premature to make a determination about economies of scale.

Profitability. The Board considered the estimated profits to be realized by Engine No. 1 in connection with the operation of the Fund. The Board also considered the Fund's estimated operating expenses and the expected impact on Engine No. 1's profitability. The Board noted that Engine No. 1 did not expect to be profitable with respect to the Fund during the first two years of operations. The Board noted that despite the lack of profitability with respect to its management of the fund, Engine No.1 has the financial resources to deliver high quality advisory services to the Fund for the foreseeable future. The Board considered whether Engine No. 1 or any of its affiliates might receive other benefits as a result of its proposed relationship with the Trust or the Fund. The Board considered that Engine No. 1 was not affiliated with any of the Fund's proposed service providers, and therefore, would not benefit from those contractual relationships. The Trustees determined that the estimated profits of Engine No. 1, in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from Engine No. 1 as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the Advisory Agreement was in the best interests of future shareholders of the Fund.

Board of Trustees and Executive Officers (Unaudited)

Trustees and Executive Officers. Information about the Trustees and Executive Officers of the Trust as of October 31, 2021, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, is set forth in the table below. Each Trustee serves until resignation, death, retirement or removal. The address for each Trustee is c/o Fund Management at Engine No. 1 LLC, 710 Sansome Street, San Francisco, CA 94111.

Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Year Appointed or Elected To Board	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee
Jack Gee, 1959	Trustee	Since 2021	Retired. Managing Director and Chief Financial Officer and Treasurer, U.S. iShares at Blackrock (2004 to 2019).	2

Trustee, AIM ETF Products Trust, Consultant to Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust (2020-present); Trustee, Esoterica Thematic Trust (2019-2020).

Elaine Orr, 1966	Trustee	Since 2021	Director, Investments at Silicon Valley Community Foundation (2014-2016); Director, Global Business Development, Morningstar Investment Management (2012-2014).	2	Trustee, Board of Trustees for Federated City Employees Retirement System, for the City of San Jose, CA (2018-present).
Scott Ebner, 1974	Trustee	Since 2021	Senior Managing Director, State Street Global Advisors (2010-2021).	2

Trustee, State Street Global Advisors Trust Company (2019-2020); Trustee, SSGA Cayman (2016-2020); Trustee, WindWise Global Defensive Long Short Equity Fund, Ltd. (2019-2020); Trustee, WindWise Seeding Fund SPC, Ltd. (2016-2020).

Interested Trustee

Name and Year of Birth	Position(s) Held with Trust	Year Appointed or Elected To Board	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee
Jennifer Grancio, 1971	Chair of the Board	Since 2020	Chief Executive Officer at Engine No. 1 (2020-present); Managing Director and various roles at Blackrock (1999-2018).	2	Board Member, MannKind Corporation (2020-present); Board Member, Harvest Savings & Wealth Technologies (2020- present); Board Member, Ethic (2019-present).

The Board has an Audit Committee consisting solely of three (3) Trustees who are Independent Trustees, including Jack Gee, Elaine Orr and Scott Ebner. Mr. Gee serves as the Chair of the Audit Committee and has been designated as an "audit committee financial expert," as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended.

Board of Trustees and Executive Officers (Unaudited) (concluded)

Officer Information

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Jennifer Grancio, 1971	President and Principal Executive Officer	Since 2020	Chief Executive Officer at Engine No. 1 (2020-present); Managing Director and various roles at Blackrock (1999-2018).
Joshua G. Hunter*, 1981	Chief Financial Officer and Treasurer	Since 2021	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC (2015-present); Vice President/ Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (2008-2015).
Nancy Tyminski*, 1962	Chief Compliance and Anti-Money Laundering Officer	Since 2021

Director, Foreside Fund Officer Services, LLC (2019-present); Senior Due Diligence Officer, Foreside Financial Group, LLC (2015-2019); Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A. (2011-2015)

Jason LaMacchia, 1974	Secretary	Since 2021

Director, ETF Product Management, Engine No. 1 (2021-present); Business Consultant, JEL Consulting (2015-present); Head of Relationship Management, ForUsAll (2019-2021); Vice President, AssetMark (2017-2018); Director and Principal, Blackrock (2004-2015).

Yasmin Dahya Bilger, 1985	Vice President	Since 2021	Managing Director at Engine No. 1 (2021-present); Executive Director and various roles at JPMorgan Chase & Co. (2007-2021).

*  Mr. Hunter and Ms. Tyminski serve as officers to other unaffiliated funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

General Information (Unaudited)

Investment Adviser

Fund Management at Engine No. 1 LLC
710 Sansome Street
San Francisco, CA 94111

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Ropes & Gray LLP
191 North Wacker Drive
Chicago, IL 60606

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This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information. Engine No. 1 LLP | 710 Sansome Street San Francisco CA 94111 | etf@engine1.com | etf.engine1.com

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

As of the period ended October 31, 2021 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Jack Gee possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gee as the Registrant’s audit committee financial expert. Mr. Gee is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended October 31, 2021, the Funds first year of operations.

(a)

Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2021 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $14,000.

(b)

Audit Related Fees

The aggregate fees billed for the fiscal year ended October 31, 2021 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $4,000 for performing a seed audit.

(c)

Tax Fees

The aggregate fees billed for the fiscal year ended October 31, 2021 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $3,000. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed for the fiscal year ended October 31, 2021 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $17,000.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall (a) oversee the scope of the Trust’s audit, the Trust's accounting and financial reporting policies and practices and its internal controls, and enhance the quality and objectivity of the audit function; (b) approve, and recommend to the Board Members for ratification, the selection, appointment, retention or termination of the Trust’s independent auditors, as well as approving the compensation thereof; and (c) approve all audit and non-audit services provided to the Trust and certain other persons by such independent auditors.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $3,000.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)

A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 6 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)

The A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Jack Gee, Elaine Orr and Scott Ebner are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.
(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engine No. 1 ETF Trust

By:	(Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title:	President (Principal Executive Officer)
Date:	December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title:	President (Principal Executive Officer)
Date:	December 23, 2021

By:	(Signature and Title)

/s/ Joshua Hunter
Joshua Hunter
Title:	Treasurer (Principal Financial Officer)
Date:	December 23, 2021